BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - Supplemental Pro-forma Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Liberty, Oasis, GSD and PA Natural
Disclosure of detailed information about business combination [line items]
Proforma revenue	$ 125,700
Proforma income before taxes	$ 48
Liberty Health Sciences
Disclosure of detailed information about business combination [line items]
Proforma revenue		$ 41,200